VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.0%
U.S. Treasury Notes
0.875%, 6/30/26	$1,645	$1,644
1.625%, 5/15/31	1,645	1,670
Total U.S. Government Securities (Identified Cost $3,308)		3,314

Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	108
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	300	315
Total Municipal Bonds (Identified Cost $398)		423

Foreign Government Securities—7.3%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	217
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	92
RegS 7.650%, 4/21/25(2)(3)	1,500	150
Dominican Republic
144A 6.875%, 1/29/26(1)	160	185
144A 5.950%, 1/25/27(1)	420	472
144A 4.500%, 1/30/30(1)	185	189
144A 5.875%, 1/30/60(1)	395	394
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,323
Federative Republic of Brazil 3.875%, 6/12/30	690	696
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	465
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	755	834
144A 4.500%, 10/26/46(1)	770	902
Mongolia Government International Bond 144A 4.450%, (1)	200	196
Oman Government International Bond 144A 7.375%, 10/28/32(1)	1,125	1,284
Republic of Angola 144A 8.250%, 5/9/28(1)	465	485
Republic of Argentina
0.125%, 7/9/35(4)	1,385	438
0.125%, 7/9/41(4)	835	298
Republic of Colombia
3.125%, 4/15/31	1,125	1,101
4.125%, 5/15/51	225	213
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador 144A 0.500%, 7/31/35(1)(4)	$465	$319
Republic of Egypt
144A 7.600%, 3/1/29(1)	800	878
144A 8.500%, 1/31/47(1)	345	359
Republic of Ghana 144A 8.125%, 3/26/32(1)	435	441
Republic of Indonesia
2.850%, 2/14/30	2,905	3,012
144A 4.350%, 1/8/27(1)	570	645
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	235	248
Republic of Kenya 144A 8.000%, 5/22/32(1)	210	236
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	276
144A 7.875%, 2/16/32(1)	225	242
Republic of Pakistan
144A 8.250%, 9/30/25(1)	385	426
144A 6.875%, 12/5/27(1)	200	208
Republic of Panama 3.160%, 1/23/30	280	294
Republic of Philippines 3.700%, 3/1/41	765	828
Republic of South Africa
4.850%, 9/27/27	250	268
5.875%, 6/22/30(5)	480	548
Republic of Turkey
4.875%, 10/9/26	915	895
7.625%, 4/26/29	460	504
5.250%, 3/13/30	420	398
State of Israel 2.750%, 7/3/30	355	379
State of Qatar
144A 3.750%, 4/16/30(1)	620	701
144A 4.400%, 4/16/50(1)	430	523
Ukraine Government 144A 7.253%, 3/15/33(1)	940	979
United Mexican States 4.500%, 1/31/50	890	946
Total Foreign Government Securities (Identified Cost $25,612)		24,487

Mortgage-Backed Securities—13.8%
Non-Agency—13.8%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,417
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,098
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	$660	$681
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	2,001
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	840	841
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	255	260
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	231	236
Banc of America Funding Trust
2005-1, 1A1 5.500%, 2/25/35	168	173
2006-2, 3A1 6.000%, 3/25/36	76	77
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	656
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	1,000	1,038
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	445	467
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	184	186
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	1,040
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	302	305
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	42	42
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	575	597
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	261
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.813%, 4/25/44(1)(4)	93	95
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	824	845
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	101	103
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	806	805
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	770	771
2021-SFR1, D 144A 2.189%, 8/17/28(1)	1,010	1,010
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,237
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	147	149
2018-2, A41 144A 4.500%, 10/25/58(1)(4)	35	35
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	434	441
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	$81	$83
2014-5, B2 144A 2.910%, 10/25/29(1)(4)	237	244
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	321	328
2016-SH2, M2 144A 3.708%, 12/25/45(1)(4)	557	575
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	450	449
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(1)(4)	235	235
MetLife Securitization Trust 2017-1A, M1 144A 3.497%, 4/25/55(1)(4)	425	446
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	395
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	839
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	610	660
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	450	495
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	382	408
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	58	62
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	208	215
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(4)	1,062	1,067
2020-2, A1 144A 3.671%, 8/25/25(1)(4)	959	966
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	1,355	1,359
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(4)	1,056	1,066
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	416
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	505
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,380	1,381
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	1,013
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(4)	307	307
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	356	361
Sequoia Mortgage Trust 2013-8, B1 3.506%, 6/25/43(4)	310	316
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	824	827
Starvest Emerging Markets CBO I 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	335	335

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-4, B1 144A 3.860%, 7/25/56(1)(4)	$485	$529
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	390
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	450	475
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	599
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	2,043
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,281
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	710	729
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	632
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	834
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,405
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.754%, 5/10/45(1)(4)	1,259	1,206
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(4)	368	370
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)	415	415
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	722	722
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	267	267
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	881	881
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	316
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	358	359
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	702
		46,375

Total Mortgage-Backed Securities (Identified Cost $45,757)		46,375

Asset-Backed Securities—10.8%
Automobiles—4.6%
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)	606	611
2021-1, C 144A 2.080%, 12/20/24(1)	825	824
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	956
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	821
	Par Value	Value

Automobiles—continued
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	$1,040	$1,068
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(1)	1,415	1,463
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	782
2020-3A, E 144A 4.310%, 7/15/27(1)	940	986
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	1	1
2018-3A, C 144A 4.180%, 7/15/24(1)	1,015	1,044
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(1)	162	162
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	1,315	1,318
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	668
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	728
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	678
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	626
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,502
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,220	1,230
		15,468

Consumer Loans—0.2%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	850
Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	829
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	470	471
		1,300

Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	194	195
Other—5.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	321	330
2019-A, C 144A 4.010%, 7/16/40(1)	915	965
2020-AA, D 144A 7.150%, 7/17/46(1)	815	849
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	933	975
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	930	939

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	$1,050	$1,052
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	311	320
2020-1A, A 144A 2.981%, 11/15/35(1)	704	717
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	666	672
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	845
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	833
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)	186	187
2019-2, B 144A 3.190%, 11/18/26(1)	775	784
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,055	1,116
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	733	761
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	785	841
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	1,027
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	274	275
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	671	673
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,307
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	992	1,035
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	999
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	933	944
		18,446

Total Asset-Backed Securities (Identified Cost $35,403)		36,259

Corporate Bonds and Notes—42.0%
Communication Services—4.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	702
Altice France S.A.
144A 7.375%, 5/1/26(1)	200	208
144A 5.125%, 7/15/29(1)	200	201
Baidu, Inc. 3.425%, 4/7/30	490	530
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	833
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	675	720
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	960	1,015
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)	635	664
	Par Value	Value

Communication Services—continued
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	$15	$16
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	250	256
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	1,008
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	320	207
144A 6.625%, 8/15/27(1)(5)	620	305
DISH DBS Corp. 7.750%, 7/1/26	450	510
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	900	957
iHeartCommunications, Inc. 8.375%, 5/1/27	426	456
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	370	385
144A 4.750%, 10/15/27(1)	770	798
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	513	523
Northwest Fiber LLC
144A 6.000%, 2/15/28(1)	80	80
144A 10.750%, 6/1/28(1)	340	383
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	145
144A 6.500%, 9/15/28(1)	485	510
Telesat Canada
144A 5.625%, 12/6/26(1)	30	30
144A 6.500%, 10/15/27(1)	1,235	1,176
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	485	522
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	760	775
		13,915

Consumer Discretionary—4.3%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	810	823
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)	115	115
144A 7.125%, 7/15/29(1)	560	566
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	534
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	470	469
Carvana Co.
144A 5.625%, 10/1/25(1)	485	504
144A 5.875%, 10/1/28(1)	295	310
Clarios Global LP 144A 8.500%, 5/15/27(1)	445	485
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	545	616
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	736	767
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	514
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	746	746
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(5)	590	622

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Goodyear Tire & Rubber Co. (The)
144A 5.000%, 7/15/29(1)	$105	$110
144A 5.250%, 7/15/31(1)	155	162
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	415	424
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	30	31
M/I Homes, Inc. 4.950%, 2/1/28	800	835
Magic Mergeco, Inc. 144A 7.875%, 5/1/29(1)	190	196
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	335	330
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	620	648
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	410	429
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	225	236
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	500	534
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	85	91
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	300	331
PulteGroup, Inc. 7.875%, 6/15/32	525	754
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	50	51
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	495	543
144A 4.250%, 7/1/26(1)	25	25
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	611
144A 7.000%, 5/15/28(1)	175	191
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	745	766
		14,369

Consumer Staples—1.2%
BAT Capital Corp. 4.906%, 4/2/30	630	724
Chobani LLC 144A 7.500%, 4/15/25(1)	785	817
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	455	458
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	615	614
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	165	165
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	605	625
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	515	525
		3,928

Energy—8.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	660	644
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	430	481
	Par Value	Value

Energy—continued
144A 5.750%, 1/15/28(1)	$740	$779
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	340	387
144A 7.625%, 2/1/29(1)	215	239
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	575	632
BP Capital Markets plc 4.875% (6)	865	950
Callon Petroleum Co.
6.125%, 10/1/24(5)	290	286
144A 8.000%, 8/1/28(1)	25	25
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	395	417
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	610	644
144A 5.875%, 2/1/29(1)	120	130
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	250	255
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(1)	85	88
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	500	533
CrownRock LP
144A 5.625%, 10/15/25(1)	670	693
144A 5.000%, 5/1/29(1)	160	168
CSI Compressco LP 144A 7.500%, 4/1/25(1)	740	751
Energy Transfer LP Series H 6.500% (6)	650	663
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	207
144A 6.500%, 7/1/27(1)	220	245
144A 4.500%, 1/15/29(1)	185	188
144A 4.750%, 1/15/31(1)	185	191
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	480	500
144A 6.000%, 2/1/31(1)	480	509
HollyFrontier Corp. 5.875%, 4/1/26	900	1,041
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	605	632
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(1)	780	890
144A 6.375%, 10/24/48(1)	470	622
Kinder Morgan, Inc. 7.750%, 1/15/32	805	1,155
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)(5)	800	790
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	650	670
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	375	8
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	585	607
Oasis Petroleum, Inc. 144A 6.375%, 6/1/26(1)	40	42
Occidental Petroleum Corp.
5.500%, 12/1/25	20	22
3.500%, 8/15/29	340	341
6.625%, 9/1/30	205	246
6.125%, 1/1/31	395	465
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	124	1

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	$600	$631
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	664
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	1,015	1,322
Petrobras Global Finance B.V. 7.375%, 1/17/27	345	425
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	67
Petroleos Mexicanos
6.500%, 3/13/27	1,275	1,346
5.950%, 1/28/31	1,875	1,822
6.375%, 1/23/45	130	112
6.350%, 2/12/48	480	409
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	765	838
Plains All American Pipeline LP 3.800%, 9/15/30	870	931
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	890	873
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	33
USA Compression Partners LP 6.875%, 4/1/26	400	419
		28,029

Financials—9.0%
Acrisure LLC 144A 7.000%, 11/15/25(1)	780	796
AerCap Ireland Capital DAC 3.650%, 7/21/27	555	593
Allstate Corp. (The) Series B 5.750%, 8/15/53	845	920
Ally Financial, Inc. Series B 4.700% (6)	1,029	1,066
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	990	1,042
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,215	1,254
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	330	361
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(1)	770	764
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	867
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	928
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	980	973
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	807
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	844
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	500	510
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	1,059
Citadel LP 144A 4.875%, 1/15/27(1)	605	654
Citigroup, Inc. Series W 4.000% (6)	625	646
	Par Value	Value

Financials—continued
Corporate Office Properties LP 2.750%, 4/15/31	$710	$715
Discover Bank 4.682%, 8/9/28	865	919
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	320	321
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	1,003
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	972
Icahn Enterprises LP
6.250%, 5/15/26	765	812
Series KK 144A 5.250%, 5/15/27(1)	55	57
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	716
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(1)	775	769
JPMorgan Chase & Co. 1.953%, 2/4/32	795	772
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	425	424
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(4)	870	740
MetLife, Inc. Series G 3.850% (6)	875	920
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	727
OneMain Finance Corp. 7.125%, 3/15/26	670	780
Prospect Capital Corp. 3.706%, 1/22/26	975	1,002
Prudential Financial, Inc.
5.875%, 9/15/42	485	513
5.625%, 6/15/43	450	483
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	787
Synovus Financial Corp. 5.900%, 2/7/29	437	474
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	985	1,023
Wells Fargo & Co. Series BB 3.900% (6)	1,295	1,341
		30,354

Health Care—2.7%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	655	680
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	315	342
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	455	469
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	718
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	375	397
144A 6.875%, 4/15/29(1)	65	68
144A 6.125%, 4/1/30(1)	65	66
144A 4.750%, 2/15/31(1)	640	642
DaVita, Inc. 144A 4.625%, 6/1/30(1)	550	566

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Encompass Health Corp. 4.500%, 2/1/28	$475	$493
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	320	314
Illumina, Inc. 2.550%, 3/23/31	460	467
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	190	189
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	320	341
144A 4.375%, 2/15/27(1)	305	309
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	222	238
144A 7.250%, 2/1/28(1)	66	72
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	342
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	75	81
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	683
144A 10.000%, 4/15/27(1)	290	318
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	505	480
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	65	70
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	850	809
		9,154

Industrials—3.7%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	869	962
Allied Universal Holdco LLC 144A 6.000%, 6/1/29(1)	200	203
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	465	466
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	785	985
144A 5.500%, 4/20/26(1)	95	101
144A 5.750%, 4/20/29(1)	45	49
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	911
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	741
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	649
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(8)	645	661
Boeing Co. (The)
5.150%, 5/1/30	550	651
3.750%, 2/1/50	450	464
5.930%, 5/1/60	220	304
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)	655	649
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	792
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	785	813
Delta Air Lines, Inc. 3.750%, 10/28/29	631	630
Deluxe Corp. 144A 8.000%, 6/1/29(1)	245	266
	Par Value	Value

Industrials—continued
Stanley Black & Decker, Inc. 4.000%, 3/15/60	$841	$895
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	638	661
TransDigm, Inc. 5.500%, 11/15/27	305	318
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	65	67
144A 4.625%, 4/15/29(1)	65	67
		12,305

Information Technology—2.8%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	493	519
Broadcom, Inc. 144A 2.450%, 2/15/31(1)	648	637
Dell International LLC 8.100%, 7/15/36	295	450
Elastic N.V. 144A 4.125%, 7/15/29(1)	75	75
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	460	476
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(5)	325	325
NCR Corp. 144A 5.125%, 4/15/29(1)	565	583
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	610	606
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	590	585
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	995	1,043
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	1,220	1,188
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	540	562
Viasat, Inc. 144A 5.625%, 9/15/25(1)	830	846
Vontier Corp. 144A 2.950%, 4/1/31(1)	845	848
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	700	727
		9,470

Materials—2.9%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(9)	1,160	1,218
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	595	636
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	740	798
CVR Partners LP 144A 6.125%, 6/15/28(1)	15	15
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	764
Hecla Mining Co. 7.250%, 2/15/28	560	612
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	335	336
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	747

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	$985	$991
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	480	470
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	315	333
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	630	657
Teck Resources Ltd. 6.125%, 10/1/35	510	657
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	763
144A 6.625%, 11/1/25(1)	446	457
United States Steel Corp. 6.875%, 3/1/29	400	428
		9,882

Real Estate—1.6%
American Assets Trust LP 3.375%, 2/1/31	995	1,024
GLP Capital LP
5.750%, 6/1/28	229	272
5.300%, 1/15/29	336	391
iStar, Inc. 4.250%, 8/1/25	770	792
Office Properties Income Trust 4.500%, 2/1/25	900	977
Retail Properties of America, Inc. 4.750%, 9/15/30	840	931
Service Properties Trust 4.950%, 2/15/27	900	896
		5,283

Utilities—1.4%
CMS Energy Corp. 4.750%, 6/1/50	860	958
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	1,029
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	149
144A 5.875%, 4/1/29(1)	170	168
National Fuel Gas Co. 2.950%, 3/1/31	480	483
PG&E Corp. 5.250%, 7/1/30	495	500
Southern Co. (The) Series A 3.750%, 9/15/51	877	882
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	145	135
144A 6.625%, 1/15/28(1)	560	513
		4,817

Total Corporate Bonds and Notes (Identified Cost $136,587)		141,506

	Par Value	Value

Leveraged Loans—21.0%
Aerospace—0.8%
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(4)	$534	$537
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	120	125
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(4)	490	487
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	695	742
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	457	451
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(4)	224	220
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	259	263
		2,825

Chemicals—0.8%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(4)	455	456
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	500	499
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 5/14/28(4)(10)	595	595
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(4)(10)	503	498
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.604%, 2/5/27(4)	395	394
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843%-5.000%, 10/1/25(4)	300	297
		2,739

Consumer Durables—0.3%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(4)	640	640
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	399	398
		1,038

Consumer Non-Durables—1.0%
American Greetings Corp. (3 month LIBOR + 4.500%) 5.500%, 4/6/24(4)	341	341
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 3.186%, 9/6/24(4)	803	798
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(4)	846	842
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.073%, 6/16/25(4)	694	550
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(4)	174	173

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	$724	$713
		3,417

Energy—0.8%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	321	322
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(4)(10)	180	180
Fieldwood Energy LLC First Lien (3 month LIBOR + 4.250%) 7.500%, 4/11/22(4)(11)	880	458
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(4)	480	475
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24(4)	499	495
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(4)	609	611
		2,541

Financial—0.7%
Asurion LLC
Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(4)	360	362
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	349	345
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(4)	339	338
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	733	725
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(4)	381	383
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(4)(10)	65	65
		2,218

Food / Tobacco—0.7%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(4)	55	55
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	338	338
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24(4)	451	451
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.792%, 5/23/25(4)	342	340
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	671	671
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	500	499
		2,354

	Par Value	Value

Forest Prod / Containers—0.7%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(4)(10)	$279	$257
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(4)	314	306
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26(4)	663	667
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	482	461
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 6/30/28(4)(10)	230	229
TricorBraun, Inc.
(3 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	3	3
(6 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	361	358
		2,281

Gaming / Leisure—1.2%
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	144	147
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(4)	326	326
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28(4)	100	102
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24(4)	45	46
Tranche B (3 month LIBOR + 2.750%) 3.500%, 5/9/24(4)	255	254
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(4)(10)	90	90
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	400	401
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23(4)	45	50
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	1,003	963
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(4)	640	625
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 11/1/26(4)(10)	130	130
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	329	327
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26(4)	573	572
		4,033

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—4.1%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.591%, 10/31/25(4)	$629	$627
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25(4)	483	484
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(4)(10)	380	373
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	353	354
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.410%, 2/11/26(4)	219	220
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	673	674
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23(4)	545	544
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/4/26(4)	45	45
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(4)	283	242
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27(4)	95	95
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	632	634
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.073%, 4/30/25(4)	310	309
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(4)	125	125
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(4)	563	561
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	444	445
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	14	14
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	860	869
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(4)	414	414
Parexel International Corp. (3 month LIBOR + 2.750%) 0.000%, 9/27/24(4)(10)	500	497
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 2/14/25(4)	596	587
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(4)	417	418
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.341%, 3/5/26(4)	735	729
Tranche B3 (1 month LIBOR + 3.500%) 3.573%, 3/5/26(4)	309	306
	Par Value	Value

Healthcare—continued
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.500%) 4.000%, 6/20/26(4)(10)	$370	$370
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(4)	715	712
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	637	640
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	285	284
Sunshine Luxembourg VII S.a.r.l. Tranche B3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	284	285
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	319	320
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(4)	1,137	1,102
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.104%, 10/22/26(4)	470	470
		13,749

Housing—0.3%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	334	334
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(10)	605	600
SRS Distribution, Inc. 2021 (1 month LIBOR + 3.750%) 4.250%, 6/4/28	175	175
		1,109

Information Technology—3.0%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28(4)	95	95
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	366	370
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.343%, 10/9/26(4)	465	461
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 3.896%, 2/12/25(4)	575	577
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(4)	543	539
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	814	813
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(4)	499	500
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	809	810
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	595	594
Second Lien (1 month LIBOR + 7.000%) 7.500%, 2/24/29(4)	225	226

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.917%, 4/1/28(4)	$115	$115
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23(4)	610	610
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	533	532
Proofpoint, Inc. (3 month LIBOR + 3.250%) 0.000%, 6/9/28(4)(10)	240	239
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	480	478
Rocket Software, Inc. 2021 (3 month LIBOR + 4.250%) 0.000%, 11/28/25(4)(10)	335	329
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(4)	856	856
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28(4)	489	488
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(4)	859	859
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(4)	25	25
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(4)	227	228
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.836%, 3/2/27	341	338
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28(4)	95	95
		10,177

Manufacturing—1.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	660	660
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	205	205
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(4)	140	140
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	920	922
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(4)	625	621
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.104%, 3/31/25(4)	654	648
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25(4)	342	343
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(4)	602	600
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	585	584
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28(4)	244	244
US Farathane LLC Tranche B5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(4)	355	351
		5,318

	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26(4)	$275	$165
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(11)	318	323
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(4)	116	116
		439

Media / Telecom - Diversified Media—0.3%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(4)	595	591
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.860%, 5/18/25(4)	499	488
		1,079

Media / Telecom - Telecommunications—0.2%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	268	268
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(4)	248	232
		500

Retail—0.9%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(4)	494	494
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(4)	497	499
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(4)	698	698
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	330	331
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	419	418
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	440	440
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 0.000%, 6/1/28(4)(10)	260	260
		3,140

Service—2.7%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 3/31/28(4)	250	250
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	90	90

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	$484	$474
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(4)	302	303
First Lien (1 month LIBOR + 3.750%) 3.750%-4.500%, 3/31/28(4)	48	48
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(4)	592	589
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	343	343
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.936%, 8/3/26(4)	144	144
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	838	850
Hertz Corp. (The)
Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/30/28(4)(10)	134	134
Tranche C (3 month LIBOR + 3.500%) 0.000%, 6/30/28(4)(10)	25	25
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	628	624
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24(4)	645	645
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 0.000%, 6/28/28(4)(10)	390	388
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	669	671
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(4)	802	799
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	663	662
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.854%, 9/3/26(4)	767	765
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(10)	415	414
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 3/31/28(4)	195	194
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27(4)	652	652
		9,064

Transportation - Automotive—0.5%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26	313	310
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	864	842
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	250	251
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(4)	$165	$165
		1,568

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	688	681
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(4)	148	146
		827

Total Leveraged Loans (Identified Cost $70,596)		70,581

	Shares
Preferred Stocks—1.6%
Financials—1.3%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(12)	545
Discover Financial Services Series D, 6.125%	360(12)	404
KeyCorp Series D, 5.000%	755(12)	840
MetLife, Inc. Series D, 5.875%	478(12)	551
Truist Financial Corp. Series Q, 5.100%	880(12)	989
Zions Bancorp NA, 6.950%(5)	38,525	1,072
		4,401

Industrials—0.3%
General Electric Co. Series D, 3.449%(4)	1,055(12)	1,034
Total Preferred Stocks (Identified Cost $4,930)		5,435

Common Stocks—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(7)(13)	446	2
MYT Holding LLC Class B	42,729	229
		231

Energy—0.0%
Frontera Energy Corp.(13)	6,656	41
Financials—0.0%
Neiman Marcus Group, Inc.(13)	836	102
Total Common Stocks (Identified Cost $427)		374

Exchange-Traded Fund—1.0%
VanEck Vectors High Yield Muni ETF	53,200	3,384
Total Exchange-Traded Fund (Identified Cost $3,333)		3,384

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	6,252	$7
Total Rights (Identified Cost $5)		7

Total Long-Term Investments—98.7% (Identified Cost $326,356)		332,145

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)	5,350,534	5,351
Total Short-Term Investment (Identified Cost $5,351)		5,351

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)(15)	2,969,586	2,970
Total Securities Lending Collateral (Identified Cost $2,970)		2,970

TOTAL INVESTMENTS—101.2% (Identified Cost $334,677)		$340,466
Other assets and liabilities, net—(1.2)%		(3,899)
NET ASSETS—100.0%		$336,567

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
CBO	Collateralized Bond Obligation
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $184,798 or 54.9% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	First pay date will be in October 2021.
(9)	100% of the income received was in cash.
(10)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
Mexico	3
Netherlands	2
Indonesia	2
Luxembourg	1
Canada	1
Kazakhstan	1
Other	11
Total	100%
† % of total investments as of June 30, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
As of June 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 3.750%, 3/31/28	$15	$15	$15	$—(1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.750%) 3.750%, 3/02/28	21	21	21	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/28/27	77	77	76	—(1)
Southern Veterinary Partners LLC, (3 month LIBOR + 2.000%) 2.000%, 10/01/27	88	88	89	1
TricorBraun, Inc., (3 month LIBOR + 3.250%) 3.250%, 3/03/28	78	78	77	(1)
Total	$279	$279	$278	$—

(1)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$36,259	$—	$36,259	$—
Corporate Bonds and Notes	141,506	—	141,498	8
Foreign Government Securities	24,487	—	24,487	—
Leveraged Loans	70,581	—	70,581	—
Mortgage-Backed Securities	46,375	—	46,375	—
Municipal Bonds	423	—	423	—
U.S. Government Securities	3,314	—	3,314	—
Equity Securities:
Preferred Stocks	5,435	1,072	4,363	—
Common Stocks	374	41	331	2
Rights	7	—	—	7
Securities Lending Collateral	2,970	2,970	—	—
Exchange-Traded Fund	3,384	3,384	—	—
Money Market Mutual Fund	5,351	5,351	—	—
Total Investments	$340,466	$12,818	$327,631	$17
Security held by the Fund with an end of period value of $1 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $16 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing infonrmation without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.